Expense Example	Oct. 31, 2025 USD ($)
Vaughan Nelson Emerging Markets Fund | Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 128
Expense Example, with Redemption, 3 Years	583
Expense Example, with Redemption, 5 Years	1,064
Expense Example, with Redemption, 10 Years	2,393
Vaughan Nelson Emerging Markets Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	506
Expense Example, with Redemption, 5 Years	935
Expense Example, with Redemption, 10 Years	2,130
Vaughan Nelson International Fund | Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	562
Expense Example, with Redemption, 5 Years	1,033
Expense Example, with Redemption, 10 Years	2,336
Vaughan Nelson International Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	485
Expense Example, with Redemption, 5 Years	904
Expense Example, with Redemption, 10 Years	$ 2,072